Investments in Joint Ventures and Associates - Summary of Overview of Summarized Financial Information to Carrying Amount of Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]	Dec. 31, 2017
Disclosure of joint ventures [Line Items]
Carrying amount	€ 1,983	€ 1,745	[1]	€ 1,712		€ 1,712
Amvest [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture as presented above	3,602	2,848
Net assets of joint venture excluding goodwill	3,602	2,848
Carrying amount	1,159	1,001
Amvest [member] | Aegon [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture excluding goodwill	1,159	1,001
Other Joint ventures [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture as presented above	1,237	1,057
Net assets of joint venture excluding goodwill	857	681
Goodwill on acquisition	380	376
Carrying amount	824	728
Other Joint ventures [member] | Aegon [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture excluding goodwill	€ 445	€ 352

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.